Schedule of Fair Value Assumption (Details)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	0.012%
Expected life	6 years 3 months
Expected volatility	1.134%
Expected dividend yield	0.00%